22. Segment information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 18,602	$ 21,645	$ 20,213
Geographical analysis of long-lived assets	889	945
The PRC
Revenue	12,392	15,867	15,100
Geographical analysis of long-lived assets	321	362
Hong Kong
Revenue	5,919	5,511	4,891
Geographical analysis of long-lived assets	568	583
Others
Revenue	$ 291	$ 267	$ 222